As filed with the Securities and Exchange Commission on July 11, 2018

1933 Act File No. 333-222789

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933	X
PRE-EFFECTIVE AMENDMENT NO. ___
POST-EFFECTIVE AMENDMENT NO. 1	X

EATON VANCE MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.
This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) to Rule 485 under the Securities Act of 1933, as amended.
Title of Securities Being Registered: Shares of beneficial interest, no par value, of the Registrant.
No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 002-90946).

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet

Part A - Proxy Statement/Prospectus *

Part B - Statement of Additional Information*

Part C - Other Information

Signature Page

Exhibit Index

Exhibits

*Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-222789 (the “Registration Statement”) on January 30, 2018 (Accession No. 0000940394-18-000172) and subsequently filed in definitive form under Rule 497 on behalf of Eaton Vance Global Small-Cap Equity Fund (“497 Filing”), a series of the Registrant, filed on March 14, 2018 (Accession No. 0000940394-18-000539). The Proxy Statement/Prospectus and Statement of Additional Information are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the definitive Agreement and Plan of Reorganization (Exhibit (4)), the Opinion of Tax Counsel on Tax Matters (Exhibit (12)) and the definitive Proxy Card (Exhibit (17)) for the reorganization of Eaton Vance Global Small-Cap Fund, a series of Eaton Vance Special Investment Trust, and Eaton Vance Global Small-Cap Equity Fund, a series of the Registrant.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16.	Exhibits

(1)		Amended and Restated Declaration of Trust of Eaton Vance Mutual Funds Trust dated April 26, 2016 filed as Exhibit (a) to Post-Effective Amendment No. 261 on Form N-1A filed April 28, 2016 (Accession No. 0000940394-16-002422) and incorporated herein by reference.
(2)		Amended and Restated By-Laws of Eaton Vance Mutual Funds Trust adopted April 23, 2012 filed as Exhibit (b) to Post-Effective Amendment No. 193 on Form N-1A filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.
(3)		Voting Trust Agreement – not applicable.
(4)		Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Global Small-Cap Equity Fund (formerly Eaton Vance Tax-Managed Global Small-Cap Fund), and Eaton Vance Special Investment Trust, on behalf of its series Eaton Vance Global Small-Cap Fund filed herewith.
(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.
(6)	(a)	Investment Advisory Agreement between Eaton Vance Mutual Funds Trust, on behalf of Eaton Vance Tax-Managed Global Small-Cap Fund, and Boston Management and Research dated January 19, 2018 filed as Exhibit (d)(32) to Post-Effective Amendment No. 296 on Form N-1A filed April 26, 2018 (Accession No. 0000940394-18-000835) and incorporated herein by reference.
	(b)	Investment Sub-Advisory Agreement between Boston Management and Research and Eaton Vance Advisers International Ltd. for Eaton Vance Tax-Managed Global Small-Cap Fund dated January 19, 2018 filed as Exhibit (d)(33) to Post-Effective Amendment No. 291 on Form N-1A filed January 25, 2018 (Accession No. 0000940394-18-000064) and incorporated herein by reference.
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	(c)		Letter of Understanding between Boston Management and Research and Eaton Vance Advisers International Ltd. dated January 19, 2018 filed as Exhibit (d)(34) to Post-Effective Amendment No. 291 on Form N-1A filed January 25, 2018 (Accession No. 0000940394-18-000064) and incorporated herein by reference.
(7)	(a)	(1)	Amended and Restated Master Distribution Agreement effective as of May 1, 2014 between each Trust identified on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1) to Post-Effective Amendment No. 139 on Form N-1A of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed April 28, 2014 (Accession No. 0000940394-14-000655) and incorporated herein by reference.
		(2)	Amended Schedule A dated May 1, 2018 to Amended and Restated Master Distribution Agreement effective as of May 1, 2014 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 297 on Form N-1A filed April 30, 2018 (Accession No. 0000940394-18-000890) and incorporated herein by reference.
	(b)		Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 on Form N-1A filed April 26, 2007 (Accession No. 0000940394-07-000430) to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) and incorporated herein by reference.
(8)			The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).
(9)	(a)		Amended and Restated Master Custodian Agreement between Eaton Vance Funds and State Street Bank & Trust Company dated September 1, 2013 filed as Exhibit (g)(1) to Post-Effective Amendment No. 211 on Form N-1A filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.
	(b)		Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as exhibit (g)(2) to Post-Effective Amendment No. 108 on Form N-1A of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.
	(c)		Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 on Form N-1A of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.
	(d)		Amendment dated September 1, 2013 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(4) to Post-Effective Amendment No. 211 on Form N-1A filed September 24, 2013 (Accession No. 0000940394-13-001073) and incorporated herein by reference.
(10)	(a)	(1)	Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 41 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.
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		(2)	Amended Schedule A dated January 31, 2018 to Master Distribution Plan for Class A, Advisers Class and Investor Class shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 205 on Form N-1A of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 25, 2018 (Accession No. 0000940394-18-000060) and incorporated herein by reference.
	(b)	(1)	Master Distribution Plan for Class C shares adopted May 1, 2013 on behalf of each Trust and their respective series listed on Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 41 on Form N-1A of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 30, 2013 (Accession No. 0000940394-13-000754) and incorporated herein by reference.
		(2)	Amended Schedule A dated January 31, 2018 to Master Distribution Plan for Class C shares adopted May 1, 2013 filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 205 on Form N-1A of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed January 25, 2018 (Accession No. 0000940394-18-000060) and incorporated herein by reference.
(11)			Opinion and Consent of Internal Counsel as to legality of securities being registered by Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on Form N-14 filed January 30, 2018 (Accession No. 0000940394-18-000172) and incorporated herein by reference.
(12)			Opinion of Ropes & Gray LLP regarding to Eaton Vance Global Small-Cap Fund, a series of Eaton Vance Special Investment Trust, and Eaton Vance Global Small-Cap Equity Fund, a series of Eaton Vance Mutual Funds Trust, regarding certain tax matters and consequences to shareholders filed herewith.
(13)	(a)	(1)	Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 193 on Form N-1A filed October 5, 2012 (Accession No. 0000940394-12-001018) and incorporated herein by reference.
		(2)	Amendment dated October 31, 2014 to the Amended and Restated Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series listed on Appendix A) and Eaton Vance Management dated August 6, 2012 filed as Exhibit (h)(1)(b) to Post-Effective Amendment No. 233 on Form N-1A filed December 23, 2014 (Accession No. 0000940394-14-001694) and incorporated herein by reference.
		(3)	Amended Appendix A effective April 30, 2018 to the Amended and Restated Administrative Services Agreement filed as Exhibit (h)(1)(c) to Post-Effective Amendment No. 296 on Form N-1A filed April 26, 2018 (Accession No. 0000940394-18-000835) and incorporated herein by reference.
	(b)		Transfer Agency and Shareholder Services Agreement effective September 1, 2016 between BNY Mellon Investment Servicing (US) Inc. and the Funds filed as Exhibit (h)(2) to Post-Effective Amendment No. 165 on Form N-1A of Eaton Vance Special Investment Trust (File Nos. 002-27962, 811-01545) filed September 26, 2016 (Accession No. 0000940394-16-003071) and incorporated herein by reference.
	(c)		Amended and Restated Sub-Transfer Agency Support Services Agreement dated September 1, 2017 between Eaton Vance Management and the Trusts listed on Appendix A filed as Exhibit (h)(2) to Post-Effective Amendment No. 107 on Form N-1A of Eaton Vance Series Trust II (File Nos. 002-42722, 811-02258) filed October 26, 2017 (Accession No. 0000940394-17-002088) and incorporated herein by reference.
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	(d)	(a)	Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the entities (on behalf of certain of their series) listed on Schedule A dated July 31, 2016 filed as Exhibit (h)(4)(a) to Post-Effective Amendment No. 193 on Form N-1A of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed December 22, 2016 (Accession No. 0000940394-16-003368) and incorporated herein by reference.
(b)

Amended Schedule A dated June 30, 2018 to the Expense Waivers/Reimbursements Agreement dated July 31, 2016 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 210 of Eaton Vance Growth Trust (File Nos. 002-22019, 811-01241) filed June 27, 2018 (Accession No. 0000940394-18-001253) and incorporated herein by reference.

(14)			Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Global Small-Cap Fund and Eaton Vance Global Small-Cap Equity Fund (now Eaton Vance Tax-Managed Global Small-Cap Fund) to the initial filing of this Registration Statement on Form N-14 filed January 30, 2018 (Accession No. 0000940394-18-000172) and incorporated herein by reference.
(15)			Omitted Financial Statements – not applicable
(16)			Power of Attorney for Eaton Vance Mutual Funds Trust dated October 17, 2017 filed as Exhibit (q) to Post-Effective Amendment No. 291 on Form N-1A filed January 25, 2018 (Accession No. 0000940394-18-000064) and incorporated herein by reference.
(17)			Proxy Card filed herewith.

Item 17.	Undertakings.

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 11th day of July, 2018.

EATON VANCE MUTUAL FUNDS TRUST

 By: /s/ Payson F. Swaffield

Payson F. Swaffield

President

Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date
/s/ Payson F. Swaffield
Payson F. Swaffield	President (Chief Executive Officer)	July 11, 2018
/s/ James F. Kirchner	Treasurer (Principal Financial
James F. Kirchner	and Accounting Officer)	July 11, 2018
Thomas E. Faust Jr.*
Thomas E. Faust Jr.	Trustee	July 11, 2018
Mark R. Fetting*
Mark R. Fetting	Trustee	July 11, 2018
Cynthia E. Frost*
Cynthia E. Frost	Trustee	July 11, 2018
George J. Gorman*
George J. Gorman	Trustee	July 11, 2018
Valerie A. Mosley*
Valerie A. Mosley	Trustee	July 11, 2018
William H. Park*
William H. Park	Trustee	July 11, 2018
Helen Frame Peters*
Helen Frame Peters	Trustee	July 11, 2018
Susan J. Sutherland*
Susan J. Sutherland	Trustee	July 11, 2018
Harriett Tee Taggart*
Harriett Tee Taggart	Trustee	July 11, 2018
Scott E. Wennerholm*
Scott E. Wennerholm	Trustee	July 11, 2018

* By: /s/ Maureen A. Gemma
Maureen A. Gemma (As Attorney-in-fact)
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EXHIBIT INDEX

The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description
(4)	Agreement and Plan of Reorganization by and between Eaton Vance Mutual Funds Trust, on behalf of its series Eaton Vance Global Small-Cap Equity Fund (formerly Eaton Vance Tax-Managed Global Small-Cap Fund), and Eaton Vance Special Investment Trust, on behalf of its series Eaton Vance Global Small-Cap Fund
(12)	Opinion of Ropes & Gray LLP regarding to Eaton Vance Global Small-Cap Fund, a series of Eaton Vance Special Investment Trust, and Eaton Vance Global Small-Cap Equity Fund, a series of Eaton Vance Mutual Funds Trust, regarding certain tax matters and consequences to shareholders
(17)	Proxy Card

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